Subsequent Event	9 Months Ended
Sep. 30, 2013
Subsequent Event [Abstract]
Subsequent Event
NOTE 13 – SUBSEQUENT EVENT

In November 2013, the Company entered into definitive subscription agreements (“Series E Purchase Agreement”) with accredited investors for the sales of $3,835,000 in gross proceeds for 383,500 shares of Series E Convertible Preferred Stock (“Series E Preferred Shares”) for a purchase price of $10.00 per share. The initial Conversion Price is $0.50, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions. The Company received net proceeds of approximately $3.4 million (net of the fair value of placement agent warrants) from the initial closing, after deducting the placement agent’s fees of 8% and other offering expenses. The Company paid the Placement Agent $306,800 in commissions (equal to 8% of the gross proceeds), and issued to the Placement Agent five-year warrants to purchase 767,000 shares of our common stock (equal to 10% of the number of shares of common stock underlying the Series E Preferred Shares sold under the Series E Purchase Agreement) at an exercise price of $0.55 per share, in connection with the Series E Purchase Agreement initial closing. The Company expects to close a second round of Series E Preferred Shares with gross proceeds of $300,000-$700,000 shortly thereafter.

The Series D Preferred Stock’s initial Conversion Price was $1.00, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions. As a result of the issuance of Common Stock in connection with the August 15, 2013 private placement (see Note 9(b)), the Conversion Price of the Series D Preferred Stock was reduced to $0.90. As a result of the sale of Series E Preferred Shares described above, the Conversion Price of the Series D Preferred Stock was further reduced to $0.75 per share on November 12, 2013. The Company expects a second closing of Series E Preferred shortly after November 12, 2013 of approximately $300,000- $700,000. If the second closing is for $700,000 the revised conversion price would be reduced to $0.73 per share. The Series D Preferred Stock contained certain anti-dilution provisions whereby the subsequent sale of Series E Preferred Shares may potentially create an imputed dividend that would impact EPS.

On August 15, 2013, the Company entered into a Purchase Agreement with multiple accredited investors relating to the issuance and sale of Common Stock in a private offering (see Note 9(b)). For a period commencing on the Initial Closing and terminating on a date which is 24 months from the Initial Closing, in the event the Company issues or grants any shares of Common Stock or securities convertible, exchangeable or exercisable for shares of Common Stock pursuant to which shares of Common Stock may be acquired at a price less than $0.60 per share, then the Company shall promptly issue additional shares of Common Stock to the investors under the Purchase Agreement in an amount sufficient that the subscription price paid, when divided by the total number of shares issued (shares purchased under the Purchase Agreement plus the additional shares issued under this provision), will result in an actual price paid by the Subscriber per share of Common Stock equal to such lower price. As a result of the sale of Series E Preferred Shares described above, the Company is required to issue up to 585,467 additional common shares to the subscribers in the private offering,

The conversion price of the Investor Warrants issued in connection with the August 15, 2013 private placement was $1.00 per share. If the Company at any time while the Investor Warrants are outstanding, shall sell or grant an option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities convertible, exchangeable or exercisable for shares of common stock (as, at an effective price per share less than the exercise price of the Investor Warrants then in effect, the exercise price of the Investor Warrants will be reduced to equal to such lower price. As a result of the sale of Series E Preferred Shares described above, the conversion price of the Investor Warrants was reduced to $0.50 per share on November 12, 2013.

The conversion price of the Placement Agent Warrants issued in connection with the August 15, 2013 private placement was $0.60 per share. If the Company at any time while the Placement Agent Warrants are outstanding, shall sell or grant an option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities convertible, exchangeable or exercisable for shares of common stock (as, at an effective price per share less than the exercise price of the Placement Agent Warrants then in effect, the exercise price of the Placement Agent Warrants will be reduced to equal to such lower price. As a result of the sale of Series E Preferred Shares described above, the conversion price of the Placement Agent Warrants was reduced to $0.50 per share on November 12, 2013.